Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Deferred tax liabilities:
Intangible assets	$ 1,018,262	$ 1,025,301
Property, plant, and equipment	106,218	111,537
Other	8,107	10,016
Total deferred tax liability	1,132,587	1,146,854
Deferred tax assets:
Post-employment and other employee benefits	107,543	84,723
Tax credit and loss carryforwards	5,494	4,583
Intangible assets	3,370	3,279
Other	40,719	27,668
Total deferred tax assets	157,126	120,253
Valuation allowance for deferred tax assets	(3,072)	(3,324)
Total deferred tax assets, less allowance	154,054	116,929
Net deferred tax liability	$ 978,533	$ 1,029,925